Label	Element	Value
(VIF - Global Infrastructure Portfolio - Class I) | (VIF Global Infrastructure Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication, utilities and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management, water purification/desalination, and other waste operations and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include real estate investment trusts (“REITs”). The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under
40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.
The Adviser allocates the Fund’s assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.
In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.
The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
•
Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•
Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•
Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

•
REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

•
Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Pursuant to separate agreements and plans of reorganization between the Company, on behalf of the Fund, and Morgan Stanley Select Dimensions Investment Series—Global Infrastructure Portfolio (“SD Global Infrastructure”), and Morgan Stanley Variable Investment Series—Global Infrastructure Portfolio (“VIS Global Infrastructure” and together with SD Global Infrastructure, each a “Predecessor Fund”), on April 28, 2014, the Fund acquired substantially all of the assets and liabilities of each Predecessor Fund in exchange for shares of the Fund (collectively, the “Reorganization”).
The Fund adopted the financial and performance history of VIS Global Infrastructure. As a result, the historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class X shares of VIS Global Infrastructure.
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’† performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
			[1]
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’† performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance over time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns†—Calendar Years (Class I)Commenced operations on March 1, 1990	[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 03/31/19 14.12% Low Quarter 03/31/20 -18.10%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Class I)†(for the calendar periods ended December 31, 2021)	[1]
(VIF - Global Infrastructure Portfolio - Class I) | (VIF Global Infrastructure Portfolio) | Dow Jones Brookfield Global Infrastructure Index℠ (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.87%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.89%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.72%	[2]
(VIF - Global Infrastructure Portfolio - Class I) | (VIF Global Infrastructure Portfolio) | S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.18%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[3]
10 Years	rr_AverageAnnualReturnYear10	12.34%	[3]
(VIF - Global Infrastructure Portfolio - Class I) | (VIF Global Infrastructure Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
Annual Return 2012	rr_AnnualReturn2012	18.69%
Annual Return 2013	rr_AnnualReturn2013	17.91%
Annual Return 2014	rr_AnnualReturn2014	15.63%
Annual Return 2015	rr_AnnualReturn2015	(13.76%)
Annual Return 2016	rr_AnnualReturn2016	15.27%
Annual Return 2017	rr_AnnualReturn2017	12.96%
Annual Return 2018	rr_AnnualReturn2018	(7.85%)
Annual Return 2019	rr_AnnualReturn2019	28.30%
Annual Return 2020	rr_AnnualReturn2020	(1.15%)
Annual Return 2021	rr_AnnualReturn2021	14.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	14.26%
5 Years	rr_AverageAnnualReturnYear05	8.57%
10 Years	rr_AverageAnnualReturnYear10	9.27%

[1]
†	Performance shown for the Fund’s Class I shares reflects the performance of the Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.

[2]
1	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. It is not possible to invest directly in an index. Effective after the close of business on April 29, 2022, the Fund selected the Dow Jones Brookfield Global Infrastructure Index as its broad-based index as a replacement for the Standard & Poor’s Global BMI Index because it believes the Dow Jones Brookfield Global Infrastructure Index is more reflective of the Fund’s principal investment strategies.

[3]
2	The S&P Global BMI Index is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. The index members represent developed and emerging market countries. It is not possible to invest directly in an index.

[4]
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.